Summary of Significant Accounting Policies - Schedule of Condensed Consolidated Statement of Cash Flows (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities
Net Income	$ (2,872,424)	$ 4,000,047	$ (8,736,845)	$ 6,441,842
Adjustment to reconcile net loss to cash used in operating activities:
Depreciation and amortization			1,310,720	1,366,720
Non-cash operating lease expense			523,821	399,610
Non-cash finance lease expense			102,354	64,762
Changes in operating assets and liabilities:
Operating lease			(480,270)	(389,890)
Net cash used in operating activities			(12,189,535)	5,666,348
Cash flows from Investing Activities
Purchase of property, plant and equipment			(285,067)	(161,768)
Net cash provided by investing activities			(285,067)	(161,768)
Cash flows from Financing Activities
Issuance of debt				192,210
Repayments of finance lease			(87,728)	(56,822)
Net cash provided by financing activities			8,782,358	(3,426,866)
Non-cash transactions
Right-of-use assets obtained in exchange for operating lease liabilities			790,615	653,663
Right-of-use assets obtained in exchange for finance lease liabilities				682,365
As reported [Member]
Cash Flows from Operating Activities
Net Income		3,969,690		6,369,877	$ (3,001,194)	$ 14,334,250
Adjustment to reconcile net loss to cash used in operating activities:
Depreciation and amortization				1,446,626
Non-cash operating lease expense
Non-cash finance lease expense
Changes in operating assets and liabilities:
Operating lease				9,721
Net cash used in operating activities				5,609,528
Cash flows from Investing Activities
Purchase of property, plant and equipment				(907,563)
Net cash provided by investing activities				(907,563)
Cash flows from Financing Activities
Issuance of debt				938,003
Repayments of finance lease
Net cash provided by financing activities				(2,624,251)
Non-cash transactions
Right-of-use assets obtained in exchange for operating lease liabilities
Right-of-use assets obtained in exchange for finance lease liabilities
Adjustment [Member]
Cash Flows from Operating Activities
Net Income		$ 30,357		71,965
Adjustment to reconcile net loss to cash used in operating activities:
Depreciation and amortization				(79,906)
Non-cash operating lease expense				399,610
Non-cash finance lease expense				64,762
Changes in operating assets and liabilities:
Operating lease				(399,611)
Net cash used in operating activities				56,820
Cash flows from Investing Activities
Purchase of property, plant and equipment				745,795
Net cash provided by investing activities				745,795
Cash flows from Financing Activities
Issuance of debt				(745,793)
Repayments of finance lease				(56,822)
Net cash provided by financing activities				(802,615)
Non-cash transactions
Right-of-use assets obtained in exchange for operating lease liabilities				653,663
Right-of-use assets obtained in exchange for finance lease liabilities				$ 682,365